ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued payroll and welfare	$ 3,713,311	$ 3,275,364
Accrued professional fees		926,362
VAT and other taxes payable	512,917	540,571
Accrued expenses	372,790	109,929
Accrued expenses and other liabilities	$ 4,599,018	$ 4,852,226